SHARE CAPITAL (Narrative) (Details)	12 Months Ended
Dec. 31, 2017 CAD ($) mo $ / shares shares
Statement [Line Items]
Share Capital 1	552,547,616
Share Capital 2	539,439,736
Share Capital 3	0
Share Capital 4	33,750,000
Share Capital 5 | $ / shares	$ 0.80
Share Capital 6 | $	$ 27,000,000
Share Capital 7 | $	26,842,807
Share Capital 8 | $	$ 1.10
Share Capital 9 | mo	36
Share Capital 10	7,332,273
Share Capital 11	10.00%
Share Capital 12	15.00%
Share Capital 13	1,099,842
Share Capital 14	3,299,524
Share Capital 15	1,369,500
Share Capital 16	10.00%
Share Capital 17	15.00%
Share Capital 18	194,425
Share Capital 19	583,275
Share Capital 20	20.00%
Share Capital 21	17,794,974
Share Capital 22	29,658,290
Share Capital 23	10.00%
Share Capital 24	11,180,000
Share Capital 25	23,187,779
Share Capital 26 | $	$ 5,533,705
Share Capital 27 | $	$ 8,571,578
Share Capital 28 | $ / shares	$ 0.49
Share Capital 29 | $ / shares	$ 0.37
Share Capital 30	11,520,000
Share Capital 31 | $	$ 5,115,130
Share Capital 32	11,667,779
Share Capital 33 | $	$ 3,456,448